Deposits, prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and accrued income other than contract assets [abstract]
Summary of Deposits, Prepayments and Other Assets

	2025	2024
(in $ millions)	$	$
Non-current
Deposits	176	119
Prepayments	2	*
	178	119

Current
Prepayments	87	85
Tax recoverable	34	26
Deposits	57	49
Others	11	81
	189	241
*Amount less than $1 million